SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Period end exchange rate [Member] | CNY [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign Currency Exchange Rate, Translation	0.1637	0.1624	0.1630
Period end exchange rate [Member] | HKD [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign Currency Exchange Rate, Translation	0.1290	0.1288	0.1290
Average exchange rate [Member] | CNY [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign Currency Exchange Rate, Translation	0.1631	0.1627	0.1605
Average exchange rate [Member] | HKD [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign Currency Exchange Rate, Translation	0.1290	0.1290	0.1289